SHAREHOLDERS EQUITY (Details 1) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Warrants issued in conjunction with convertible debenture offering		80,379
Warrants issued in conjunction with equity offering		11,500
Warrants, beginning balance	93,898	2,769
Warrants issued in conjunction with broker option exercise	163
Warrants expired	358
Warrants converted into subordinate voting shares	(1,000)	(750)
Warrants, ending balance	92,703	93,898